Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Taxes [Line Items]
Net decrease in valuation allowances	$ 8,682	$ 3,905
Tax credits, net capital and operating loss carryforwards	516,270	756,414
Tax credits, net capital and operating loss carryforwards having expiration date	$ 104,079	$ 170,430
Tax Credit net capital and operating loss Carryforwards Expiration Dates	Through 2042 for $104,079 tax credit, net capital and operating loss carryforwards	Through 2041 for $170,430 tax credit, net capital and operating loss carryforwards
Gross unrecognized tax benefits	$ 213,031	$ 195,196	$ 168,186	$ 169,322
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	35,471	25,011
Interest and penalties recognized in the statements of income, relating to unrecognized tax benefits (net of reversals)	10,460	9,199
Unrecognized deferred tax liability for undistributed earnings of foreign subsidiary due to indefinitely reinvestment	59,000	$ 28,795
Maximum [Member]
Income Taxes [Line Items]
Expected decrease in unrecognized tax benefits within next 12 months due to lapse of statutes of limitations	$ 2,636
GUERNSEY
Income Taxes [Line Items]
Statutory Guernsey tax rate	0.00%	0.00%	0.00%
Prepaid Expenses and Other Current Assets [Member]
Income Taxes [Line Items]
Tax receivable balance	$ 56,959	$ 53,925